Cover	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	000-21318
Entity Registrant Name	O REILLY AUTOMOTIVE INC
Entity Central Index Key	0000898173
Entity Tax Identification Number	27-4358837
Entity Incorporation, State or Country Code	MO
Entity Address, Address Line One	233 South Patterson Avenue
Entity Address, City or Town	Springfield
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65802
City Area Code	417
Local Phone Number	862-6708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.01 par value
Trading Symbol	ORLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false